Research and development expenses and advertising expenses:	12 Months Ended
Mar. 31, 2011
Research and development expenses and advertising expenses:

11. Research and development expenses and advertising expenses:

Research and development expenses—

Research and development costs are charged to expense as incurred. Research and development expenses are included primarily in “Selling, general and administrative” expenses and amounted to ¥100,793 million, ¥109,916 million and ¥109,108 million for the years ended March 31, 2009, 2010 and 2011, respectively.

Advertising expenses—

Advertising costs are charged to expense as incurred. Advertising expenses are included in “Selling, general and administrative” expenses and amounted to ¥54,986 million, ¥54,114 million and ¥54,984 million for the years ended March 31, 2009, 2010 and 2011, respectively.